Share-Based Compensation And Other Related Information - Dividends (Details) - $ / shares	Mar. 01, 2021	Nov. 16, 2020	Aug. 17, 2020	May 19, 2020	Mar. 02, 2020	Nov. 18, 2019	Aug. 19, 2019	May 21, 2019	Mar. 04, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)		$ 0.0700	$ 0.0500	$ 0.0500	$ 0.0500	$ 0.0350	$ 0.0350	$ 0.0350	$ 0.0350
Dividends Paid [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)	$ 0.0700